Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures
NOTE 11: FAIR VALUE MEASUREMENTS
The Company measures and records in its consolidated financial statements certain assets and liabilities at fair value. ASC Topic 820 establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). This hierarchy consists of the following three levels:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market.

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Level 2 – Assets and liabilities whose values are based on inputs other than those included in Level 1, including quoted market prices in markets that are not active; quoted prices of assets or liabilities with similar attributes in active markets; or valuation models whose inputs are observable or unobservable but corroborated by market data.

•	Level 3 – Assets and liabilities whose values are based on valuation models or pricing techniques that utilize unobservable inputs that are significant to the overall fair value measurement.
The Company’s investment in Tribune Publishing is recorded at fair value and is categorized as Level 1 within the fair value hierarchy as the common stock of Tribune Publishing is publicly traded on the NYSE. The Company’s investment in Tribune Publishing is measured at fair value on a recurring basis. As of December 31, 2015 the fair value and cost basis of the Company’s investment in Tribune Publishing was $4 million and $0, respectively. As of December 28, 2014 the fair value and cost basis of the Company’s investment in Tribune Publishing was $9 million and $0, respectively.
Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).
The carrying values of cash and cash equivalents, restricted cash and cash equivalents, trade accounts receivable and trade accounts payable approximate fair value due to their short term to maturity.
Estimated fair values and carrying amounts of the Company’s financial instruments that are not measured at fair value on a recurring basis are as follows (in thousands):

	December 31, 2015		December 28, 2014
	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Cost method investments	$20,868	$20,868	$18,238	$18,238
Convertible note receivable	$—	$—	$2,000	$2,000
Term Loan Facility	$2,328,038	$2,360,155	$3,411,744	$3,471,017
5.875% Senior Notes due 2022	$1,108,250	$1,100,000	$—	$—
Dreamcatcher Credit Facility	$18,587	$18,868	$23,498	$23,914

The following methods and assumptions were used to estimate the fair value of each category of financial instruments.
Cost Method Investments—Cost method investments in private companies are recorded at cost, net of write-downs resulting from periodic evaluations of the carrying value of the investments. No events or changes in circumstances occurred during 2015 or 2014 that suggested a significant adverse effect on the fair value of the Company’s investments. The carrying value of the cost method investments at both December 31, 2015 and December 28, 2014 approximated fair value. The cost method investments would be classified in Level 3 of the fair value hierarchy.
Convertible Note Receivable—As of December 28, 2014, the Company held a $2 million convertible note receivable from a private company which was recorded at cost. During 2015, the Company determined that there was a decline in the fair value of the convertible note receivable that was other than temporary. Therefore, the Company recorded a $2 million non-cash pretax charge to write down the value of the convertible note receivable, which is included in non-operating items in the Consolidated Statement of Operations for the year ended December 31, 2015.
Term Loan Facility—The fair value of the outstanding principal balance of the term loans under the Company’s Term Loan Facility at both December 31, 2015 and December 28, 2014 is based on pricing from observable market information in a non-active market and would be classified in Level 2 of the fair value hierarchy.
5.875% Senior Notes due 2022—The fair value of the outstanding principal balance of the Company’s 5.875% Senior Notes due 2022 at December 31, 2015 is based on pricing from observable market information in a non-active market and would be classified in Level 2 of the fair value hierarchy.
Dreamcatcher Credit Facility—The fair value of the outstanding principal balance of the Company’s Dreamcatcher Credit Facility at both December 31, 2015 and December 28, 2014 is based on pricing from observable market information for similar instruments in a non-active market and would be classified in Level 2 of the fair value hierarchy.